Description of Organization, Business Operations, Liquidity and Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Description of Organization, Business Operations, Liquidity and Going Concern [Abstract]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS, LIQUIDITY AND GOING CONCERN

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS, LIQUIDITY AND GOING CONCERN

Swiftmerge Acquisition Corp. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on February 3, 2021. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of September 30, 2024, the Company had not commenced any operations. All activity for the period from February 3, 2021 (inception) through September 30, 2024 relates to the Company’s formation, the initial public offering (“Initial Public Offering”) as described below, and since the closing of the Initial Public Offering, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on December 14, 2021. On December 17, 2021, the Company consummated the Initial Public Offering of 20,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”) at $10.00 per Unit, generating total gross proceeds of $200,000,000, which is described in Note 4.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 8,600,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to Swiftmerge Holdings, LP (the “Sponsor”) and eleven qualified institutional buyers or institutional accredited investors (the “Anchor Investors”) generating gross proceeds of $8,600,000, which is described in Note 5.

On January 18, 2022, the Company announced the closing of its sale of an additional 2,500,000 Units pursuant to the partial exercise by the underwriter of its over-allotment option (the “Over-Allotment Option”). The Units were sold at an offering price of $10.00 per Unit, generating gross proceeds of $25,000,000. Simultaneously with the partial exercise of the Over-Allotment Option, the Company sold an additional 750,000 Private Placement Warrants to the Sponsor, generating gross proceeds to the Company of $750,000.

Following the closing of the Initial Public Offering (including the closing of the Over-Allotment Option), an aggregate amount of $227,250,000 was placed in the Company’s trust account (the “Trust Account”) established in connection with the Initial Public Offering, invested only in U.S. government treasury obligations with maturities of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.

Transaction costs related to the issuances described above amounted to $26,958,716, consisting of $4,500,000 of cash underwriting fees, $7,875,000 of deferred underwriting fees, $13,605,750 for the excess fair value of Founder Shares attributable to the Anchor Investors (as described in Note 6) and $977,966 of other offering costs.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete a Business Combination with one or more target businesses that together have an aggregate fair market value of at least 80% of the value of the Trust Account (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide its holders of Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account ($10.10 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Public Shares subject to redemption are recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity (“ASC 480”).

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either prior to or upon such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transaction is required by law, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 6) and any Public Shares it holds purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or do not vote at all.

Notwithstanding the above, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Company’s Sponsor, directors, advisors, Anchor Investors (as described in Note 6) and executive officers have agreed to waive (i) redemption rights with respect to their Founder Shares and Public Shares held by them in connection with the completion of a Business Combination, (ii) redemption rights with respect to any Founder Shares and Public Shares held by them in connection with a shareholder vote to amend the Amended and Restated Memorandum and Articles of Association to modify the substance or timing of the Company’s obligation to allow redemption in connection with an initial Business Combination or to redeem 100% of their Public Shares if the Company does not complete an initial Business Combination within 18 months from the closing of the Initial Public Offering, unless extended, or with respect to any other material provision relating to shareholders’ rights or pre-initial Business Combination activity and (iii) rights to liquidating distributions from the Trust Account with respect to any Founder Shares held if the Company fails to complete an initial Business Combination within 18 months from the closing of the Initial Public Offering, unless extended. However, if the Sponsor acquires Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within 18 months from the closing of the Initial Public Offering, unless extended.

The Company had until 18 months from the closing of the Initial Public Offering, unless extended, to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up;

(ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay income taxes, if any (less up to $100,000 of interest to pay dissolution expenses) divided by the number of the then-outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The underwriter agreed to waive its rights to their deferred underwriting commission (see Note 7) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the initial redemption amount of $10.10 per share.

In November 2022, the Company obtained a waiver letter (the “Waiver Letter”) from the underwriter that waived all rights to the deferred underwriting commissions payable to the underwriter at the closing of the Company’s initial Business Combination.

On June 15, 2023, the Company reconvened the extraordinary general meeting of the Company’s shareholders, which had been adjourned from June 12, 2023 (the “June 2023 Meeting”). At the June 2023 Meeting, the shareholders of the Company approved an amendment of the investment management trust agreement, dated December 17, 2021 (the “Trust Agreement”), by and between the Company and Continental Stock Transfer & Trust Company (“Continental”), to change the date on which Continental must commence liquidation of the Trust Account to the earliest of (i) the Company’s completion of an initial business combination or (ii) March 15, 2024. At the June 2023 Meeting, the Company’s shareholders approved (i) a proposal to amend the Company’s Amended and Restated Memorandum and Articles of Association to provide the Company with the right to extend the date by which the Company must consummate its initial Business Combination, from June 17, 2023 to March 15, 2024 and (ii) a proposal to provide for the right of a holder of the Company’s Class B ordinary shares to convert such shares into Class A ordinary shares on a one-for-one basis at any time and from time to time prior to the closing of a business combination at the election of the holder (the “Founder Share Amendment Proposal”).

In connection with the shareholders’ vote at the June 2023 Meeting, the holders of 20,253,090 Class A ordinary shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.40 per share, for an aggregate redemption amount of $211,918,105.

Immediately following the approval of the proposals at the June 2023 Meeting, the Sponsor, as the holder of 3,375,000 Class B ordinary shares, converted all 3,375,000 of such shares into the same number of Class A ordinary shares.

On March 15, 2024, the Company reconvened the extraordinary general meeting of the Company’s shareholders, which had been adjourned from March 13, 2024 (the “March 2024 Meeting”). At the March 2024 Meeting, the shareholders of the Company approved a second amendment (the “Second Trust Amendment”) of the Trust Agreement to change the date on which Continental must commence liquidation of the Trust Account to the earliest of (i) the Company’s completion of an initial business combination or (ii) June 17, 2025 (“the Extension Date”). At the March 2024 Meeting, the Company’s shareholders also approved a proposal to amend the Company’s Amended and Restated Memorandum and Articles of Association to provide the Company with the right to extend the date by which the Company must consummate its initial Business Combination (the “Extension”), from March 15, 2024 to June 17, 2025 (the “Extension Amendment Proposal”).

In connection with the shareholders’ vote at the March 2024 Meeting, the holders of 1,031,997 Class A ordinary shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.92 per share, for an aggregate redemption amount of approximately $11.3 million.

As a result of the redemptions described above and the conversion of the Sponsor’s Class B ordinary shares, there are an aggregate of 4,589,913 Class A ordinary shares outstanding.

Under Cayman Islands law, the amendments described above took effect immediately upon approval by the shareholders of the applicable Extension Amendment Proposal, Trust Amendment Proposal and the Founder Share Amendment Proposal.

In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company (other than the Company’s independent registered public accounting firm), or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below the lesser of (i) $10.10 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.10 per Public Share due to reductions in the value of the trust assets, in each case net of the interest that may be withdrawn to pay tax obligations, provided that such liability will not apply to any claims by a third party or prospective target business that executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

On March 14, 2024, the Company and the Sponsor entered into non-redemption agreements (each, a “Non-Redemption Agreement”) with one or more unaffiliated third party or parties (the “Investors”) in exchange for each such third party or third parties agreeing not to redeem certain public Class A ordinary shares of the Company sold in its initial public offering (the “Non-Redeemed Shares”) at the March 2024 Meeting. In exchange for the foregoing commitments not to redeem such Non-Redeemed Shares, the Company and the Sponsor agreed, among other items, that the Sponsor will assign an economic interest in certain of its Founder Shares to the Investor at the rate of 3 Founder Shares for each 10 Non-Redeemed Shares.

The Non-Redemption Agreements increased the likelihood that the Extension Amendment Proposal would be approved by the Company’s shareholders, and increase the amount of funds that remain in the Trust Account following the March 2024 Meeting, relative to the amount of funds that would be expected to be remaining in the Trust Account following the March 2024 Meeting had the Non-Redemption Agreements not been entered into and the shares subject to such agreements had been redeemed.

The Original Merger Agreement and Subsequent Termination

On August 11, 2023, Swiftmerge entered into a Merger Agreement (the “Original Merger Agreement”) with HDL Therapeutics, Inc., a Delaware corporation (“HDL”), and IVCP Merger Sub, Inc., a Delaware corporation and a direct wholly owned subsidiary of Swiftmerge (“Original Merger Sub” and, together with Swiftmerge and HDL the “Parties”).

On February 14, 2024, the Company, HDL and Original Merger Sub entered into a Mutual Termination Agreement (the “Mutual Termination Agreement”) pursuant to which they terminated the Original Merger Agreement by mutual agreement and each party, on behalf of itself and its agents, released, waived and forever discharged the other parties and their agents of and from any and all obligation or liability arising under the Original Merger Agreement. No termination fee or other payment is due to either party from the other as a result of the termination.

The Merger Agreement

On June 4, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Swiftmerge HoldCo LLC, a Delaware limited liability company and wholly-owned subsidiary of Swiftmerge (“HoldCo”), Swiftmerge Merger Sub LLC, a Delaware limited liability company and wholly-owned subsidiary of HoldCo (“Merger Sub” and, together with the Company and HoldCo, collectively, the “Swiftmerge Parties”), and AleAnna Energy, LLC, a Delaware limited liability company (“AleAnna”). Pursuant to the Merger Agreement, (i) the Company will de-register as an exempted company in the Cayman Islands and transfer by way of continuation as a Delaware corporation (the “Domestication”) and (ii) on the Closing Date, following the Domestication, Merger Sub will merge with and into AleAnna (the “Merger” and together with the Domestication and the other transactions contemplated by the Merger Agreement, the “Business Combination”) with AleAnna continuing as the surviving entity of the Merger and a subsidiary of the Company.

At the closing of the Business Combination (the “Closing”) on the date the Business Combination is consummated (the “Closing Date”), Swiftmerge will domesticate from a Cayman Islands exempted company to a Delaware corporation (the “Domestication”), upon which, (a) Swiftmerge will change its name to “AleAnna, Inc.” (“Surviving PubCo”); (b) each Class A ordinary share, par value $0.0001 per share, of Swiftmerge (“Swiftmerge Class A Ordinary Shares”) will convert into one share of Class A common stock, par value $0.0001 per share, of Surviving PubCo (“Surviving PubCo Class A Common Stock”); (c) each Class B ordinary share, par value $0.0001 per share, of Swiftmerge (“Swiftmerge Class B Ordinary Shares” and together with the Swiftmerge Class A Ordinary Shares, the “Swiftmerge Ordinary Shares”) will convert into one share of Class B common stock, par value $0.0001 per share, of Surviving PubCo; (d) each warrant to purchase Swiftmerge Class A Ordinary Shares will convert on a one-to-one basis into a warrant to acquire shares of Surviving PubCo Class A Common Stock on the same terms and conditions as the converted warrants; and (e) a series of Class C common stock, par value $0.0001 per share, of Surviving PubCo (“Surviving PubCo Class C Common Stock”) will be authorized, each share of which will have voting rights equal to a share of Surviving PubCo Class A Common Stock but which shall have no entitlement to earnings or distributions of Surviving PubCo.

The aggregate merger consideration to be issued to equity holders of the Company immediately prior to the Closing is equal to 65,098,476 shares of either or a combination of (a) Surviving PubCo Class A Common Stock or (b) Surviving PubCo Class C Common Stock (with one Class C HoldCo Unit to accompany each share of Surviving PubCo Class C Common Stock) (the “Merger Consideration”). At the effective time of the Merger, each membership unit of the Company shall convert into and become the right to receive a portion of the Merger Consideration based on such unit holder’s right to certain distributions upon a sale of AleAnna in accordance with AleAnna’s operating agreement, as more particularly set forth in the Merger Agreement.

Concurrently with the execution of the Merger Agreement, Swiftmerge, the Company, Swiftmerge Holdings LP, a Delaware limited partnership (“Sponsor”) and certain affiliates and representatives of Sponsor (including the officers and directors of Swiftmerge) (together with Sponsor, collectively, the “Sponsor Related Parties”) entered into an amended and restated letter agreement (the “A&R Sponsor Letter Agreement”), pursuant to which each Sponsor Related Party has agreed to, among other things, (a) vote its Swiftmerge Ordinary Shares in favor of the Merger Agreement and the Business Combination, including the Merger, (b) take all other actions necessary to consummate the Business Combination, (c) not transfer the Swiftmerge Ordinary Shares beneficially owned by such Sponsor Related Party prior to the Closing, (d) certain lock-up provisions with respect to such Sponsor Related Party’s shares of Surviving PubCo Class A Common Stock for twelve (12) months following the Closing, (e) waive and not otherwise perfect any anti-dilution or similar protection with respect to any Swiftmerge Ordinary Shares beneficially owned by such Sponsor Related Party, (f) waive any and all redemption rights in connection with the Business Combination, (g) with respect to Sponsor, assume liability and responsibility for certain liabilities of Swiftmerge and (h) effective immediately prior to the Domestication and conditioned upon the Closing, surrender all Swiftmerge Ordinary Shares and all warrants to purchase Swiftmerge Class A Ordinary Shares issued by Swiftmerge in a private placement to Sponsor and the Anchor Investors (as defined below) in connection with Swiftmerge’s initial public offering (“Swiftmerge Private Warrants”), in each case held by such Sponsor Related Party, other than a number of Swiftmerge Class A Ordinary Shares to be retained by such Sponsor Related Party.

On October 8, 2024, the Swiftmerge Parties and AleAnna entered into the First Amendment to the Merger Agreement (the “Merger Agreement Amendment”), which, among other things, revised certain provisions relating to the payment of SPAC Transaction Expenses or other SPAC Liabilities upon the closing of the Business Combination, including the addition of a closing condition that all such payments have been made, removed the requirement that the Company, HoldCo and certain of the Company Members enter into a Tax Receivable Agreement and revised the Amended and Restated HoldCo LLC Agreement to eliminate cash settlement in the mechanics for exchanges of Class C HoldCo Units and Surviving PubCo Class C Common Stock for Surviving PubCo Class A Common Stock.

Liquidity, Capital Resources, and Going Concern

As of September 30, 2024, the Company had cash held outside of the Trust Account of $9,520 and a working capital deficit of $4,208,803.

Prior to the completion of the Initial Public Offering, substantial doubt about the Company’s ability to continue as a going concern existed as the Company lacked the liquidity it needed to sustain operations for a reasonable period of time, which is considered to be one year from the issuance date of the financial statements. The Company has since completed its Initial Public Offering at which time capital in excess of the funds deposited in the Trust Account and/or used to fund offering expenses was released to the Company for general working capital purposes.

Furthermore, the Company will have until June 17, 2025 to complete a Business Combination. If a Business Combination is not consummated by June 17, 2025 and an extension has not been effected, there will be a mandatory liquidation and subsequent dissolution of the Company.

Based on historical and expected future cash outflows, the amounts held in the operating account will not provide the Company with sufficient funds to meet its operational and liquidity obligations up to the expiration date of June 17, 2025.

Based on the liquidity condition and the mandatory liquidation, management has determined that there is substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that these financial statements are issued. Management plans to address this uncertainty through a Business Combination, additional working capital loans or extension as discussed above. There is no assurance that the Company’s plans to consummate a Business Combination, obtain additional working capital loans, or extension will be successful. While management expects to have sufficient access to additional sources of capital if necessary, there is no current confirmed financing commitment, and no assurance can be provided that such additional financing will become available to the Company.

The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS, LIQUIDITY AND GOING CONCERN

Swiftmerge Acquisition Corp. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on February 3, 2021. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2023, the Company had not commenced any operations. All activity for the period from February 3, 2021 (inception) through December 31, 2023 relates to the Company’s formation, the initial public offering (“Initial Public Offering”) as described below, and since the closing of the Initial Public Offering, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on December 14, 2021. On December 17, 2021, the Company consummated the Initial Public Offering of 20,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”) at $10.00 per Unit, generating total gross proceeds of $200,000,000, which is described in Note 4.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 8,600,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to Swiftmerge Holdings, LP (the “Sponsor”) and eleven qualified institutional buyers or institutional accredited investors (the “Anchor Investors”) generating gross proceeds of $8,600,000, which is described in Note 5.

On January 18, 2022, the Company announced the closing of its sale of an additional 2,500,000 Units pursuant to the partial exercise by the underwriter of its over-allotment option (the “Over-Allotment Option”). The Units were sold at an offering price of $10.00 per Unit, generating gross proceeds of $25,000,000. Simultaneously with the partial exercise of the Over-Allotment Option, the Company sold an additional 750,000 Private Placement Warrants to the Sponsor, generating gross proceeds to the Company of $750,000.

Following the closing of the Initial Public Offering (including the closing of the Over-Allotment Option), an aggregate amount of $227,250,000 was placed in the Company’s trust account (the “Trust Account”) established in connection with the Initial Public Offering, invested only in U.S. government treasury obligations with maturities of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.

Transaction costs related to the issuances described above amounted to $26,958,716, consisting of $4,500,000 of cash underwriting fees, $7,875,000 of deferred underwriting fees, $13,605,750 for the excess fair value of Founder Shares attributable to the Anchor Investors (as described in Note 6) and $977,966 of other offering costs.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete a Business Combination with one or more target businesses that together have an aggregate fair market value of at least 80% of the value of the Trust Account (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide its holders of Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account ($10.10 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Public Shares subject to redemption are recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity (“ASC 480”).

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either prior to or upon such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the SEC and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transaction is required by law, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 6) and any Public Shares it holds purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or do not vote at all.

Notwithstanding the above, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Company’s Sponsor, directors, advisors, Anchor Investors (as described in Note 6) and executive officers have agreed to waive (i) redemption rights with respect to their Founder Shares and Public Shares held by them in connection with the completion of a Business Combination, (ii) redemption rights with respect to any Founder Shares and Public Shares held by them in connection with a shareholder vote to amend the Amended and Restated Memorandum and Articles of Association to modify the substance or timing of the Company’s obligation to allow redemption in connection with an initial Business Combination or to redeem 100% of their Public Shares if the Company does not complete an initial Business Combination within 18 months from the closing of the Initial Public Offering, unless extended, or with respect to any other material provision relating to shareholders’ rights or pre-initial Business Combination activity and (iii) rights to liquidating distributions from the Trust Account with respect to any Founder Shares held if the Company fails to complete an initial Business Combination within 18 months from the closing of the Initial Public Offering, unless extended. However, if the Sponsor acquires Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within 18 months from the closing of the Initial Public Offering, unless extended.

The Company has until 18 months from the closing of the Initial Public Offering, unless extended, to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay income taxes, if any (less up to $100,000 of interest to pay dissolution expenses) divided by the number of the then-outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The underwriter agreed to waive its rights to their deferred underwriting commission (see Note 7) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the initial redemption amount of $10.10 per share.

In November 2022, the Company obtained a waiver letter (the “Waiver Letter”) from the underwriter that waived all rights to the deferred underwriting commissions payable to the underwriter at the closing of the Company’s initial Business Combination.

On June 15, 2023, the Company reconvened the extraordinary general meeting of the Company which had been adjourned from June 12, 2023 (the “Meeting”). At the Meeting, the shareholders of the Company approved an amendment (the “Trust Amendment”) of that certain investment management trust agreement, dated December 17, 2021 (the “Trust Agreement”), by and between the Company and Continental Share Transfer & Trust Company (“Continental”), to change the date on which Continental must commence liquidation of the Trust Account to the earliest of (i) the Company’s completion of an initial business combination or (ii) March 15, 2024 (the “Extension Date”). At the Meeting, the Company’s shareholders approved a proposal to amend the Company’s Amended and Restated Memorandum and Articles of Association to provide the Company with the right to extend the date by which the Company must consummate its initial Business Combination (the “Extension”), from June 17, 2023 to March 15, 2024 (the “Extension Amendment Proposal”). On March 14, 2024 the Company, convened an extraordinary general meeting of shareholders to amend the amended and restated memorandum and articles of association to extend the date by which the Company has to consummate an initial business combination from March 15, 2024 to June 17, 2025 (the “Extended Date”).

In connection with the shareholders’ vote at the Meeting, the holders of 20,253,090 Class A ordinary shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.46 per share, for an aggregate redemption amount of $211,918,105.

Immediately following the approval of the proposals at the Meeting, the Sponsor, as the holder of 3,375,000 Class B ordinary shares, converted all 3,375,000 of such shares into the same number of Class A ordinary shares.

As a result of the redemptions described above and the conversion of the Sponsor’s Class B ordinary shares, there are an aggregate of 5,621,910 Class A ordinary shares outstanding.

Under Cayman Islands law, the amendments described above took effect immediately upon approval by the shareholders of the Extension Amendment Proposal, Trust Amendment Proposal and the Founder Share Amendment Proposal.

In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company (other than the Company’s independent registered public accounting firm), or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below the lesser of (i) $10.10 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.10 per Public Share due to reductions in the value of the trust assets, in each case net of the interest that may be withdrawn to pay tax obligations, provided that such liability will not apply to any claims by a third party or prospective target business that executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

The Merger Agreement and Subsequent Termination

On August 11, 2023, Swiftmerge entered into a Merger Agreement (the “Merger Agreement”) with HDL Therapeutics, Inc., a Delaware corporation (“HDL”), and IVCP Merger Sub, Inc., a Delaware corporation and a direct wholly owned subsidiary of Swiftmerge (“Merger Sub” and, together with Swiftmerge and HDL the “Parties”).

On February 14, 2024, the Company, HDL and Merger Sub entered into a Mutual Termination Agreement (the “Mutual Termination Agreement”) pursuant to which they terminated the Merger Agreement by mutual agreement and each party, on behalf of itself and its agents, released, waived and forever discharged the other parties and their agents of and from any and all obligation or liability arising under the Merger Agreement. No termination fee or other payment is due to either party from the other as a result of the termination.

Liquidity, Capital Resources, and Going Concern

As of December 31, 2023, the Company had cash held outside of the Trust Account of $148,349 and a working capital deficit of $3,021,925.

Prior to the completion of the Initial Public Offering, substantial doubt about the Company’s ability to continue as a going concern existed as the Company lacked the liquidity it needed to sustain operations for a reasonable period of time, which is considered to be one year from the issuance date of the financial statements. The Company has since completed its Initial Public Offering at which time capital in excess of the funds deposited in the Trust Account and/or used to fund offering expenses was released to the Company for general working capital purposes.

Furthermore, the Company will have until June 17, 2025 to complete a Business Combination. If a Business Combination is not consummated by June 17, 2025 and an extension has not been effected, there will be a mandatory liquidation and subsequent dissolution of the Company.

Based on the cash forecast prepared by management as of December 31, 2023, the amounts held in the operating account will not provide the Company with sufficient funds to meet its operational and liquidity obligations up to the expiration date of June 17, 2025.

Based on the liquidity condition and the mandatory liquidation, management has determined that there is substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that these financial statements are issued. Management plans to address this uncertainty through a Business Combination, additional working capital loans, or extension as discussed above. There is no assurance that the Company’s plans to consummate a Business Combination, obtain additional working capital loans, or extension will be successful. While management expects to have sufficient access to additional sources of capital if necessary, there is no current confirmed financing commitment, and no assurance can be provided that such additional financing will become available to the Company.

The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Risks and Uncertainties

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023 (the “Excise Tax”). The Excise Tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the Excise Tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the Excise Tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the Excise Tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the Excise Tax.

Any redemption or other repurchase that occurs on or after January 1, 2023, in connection with a business combination, votes relating to certain amendments to the Company’s Amended and Restated Certificate of Incorporation or otherwise, may be subject to the Excise Tax. Whether and to what extent the Company would be subject to the Excise Tax in connection with a business combination, votes relating to certain amendments to the Company’s Amended and Restated Certificate of Incorporation or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the business combination, extension or otherwise, (ii) the structure of a business combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a business combination (or otherwise issued not in connection with a business combination but issued within the same taxable year of a business combination) and (iv) the content of regulations and other guidance from the Treasury. The mechanics of any required payment of the Excise Tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a business combination and in the Company’s ability to effect an extension of the time in which the Company must complete a business combination or complete a business combination.